Variable Interest Entities ("VIE") - Summary of Bareboat Charters (Details) - Hilli LLC - VIE debt - CSSC $ in Thousands	Jun. 30, 2023 USD ($)
Variable Interest Entity [Line Items]
2023	$ 42,488
2024	82,890
2025	79,943
2026	76,996
2027	74,133
2028+	$ 340,482